Share Based Compensation (Details) - Schedule of Options to Services Providers and Advisers Outstanding - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
providers and advisers [Member]
Share Based Compensation (Details) - Schedule of Options to Services Providers and Advisers Outstanding [Line Items]
Number of options Outstanding at beginning of year	114,512	87,833
Weighted average Exercise price NIS Outstanding at beginning of year (in Dollars per share)	$ 0.71	$ 0.37
Number of options Granted		29,400
Weighted average Exercise price NIS Granted (in Dollars per share)		$ 10.78
Number of options Exercised		(2,721)
Weighted average Exercise price NIS Exercised (in Dollars per share)		$ 0.37
Number of options Forfeited
Weighted average Exercise price NIS Forfeited (in Dollars per share)
Number of options Outstanding ending year	114,512	114,512
Weighted average Exercise price NIS Outstanding ending year (in Dollars per share)	$ 0.71
Number of options Exercisable options	97,507
employees and directors [Member]
Share Based Compensation (Details) - Schedule of Options to Services Providers and Advisers Outstanding [Line Items]
Number of options Outstanding at beginning of year	386,260	448,120
Weighted average Exercise price NIS Outstanding at beginning of year (in Dollars per share)	$ 0.37	$ 0.37
Number of options Forfeited		(57,159)
Weighted average Exercise price NIS Forfeited (in Dollars per share)		$ 0.37
Number of options Outstanding ending year	386,260	390,961
Weighted average Exercise price NIS Outstanding ending year (in Dollars per share)	$ 0.37	$ 0.37
Number of options Exercisable options	361,784	324,727
Weighted average Exercise price NIS Exercisable options (in Dollars per share)	$ 0.37	$ 0.37